EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus dated May 1, 2012, for Legg Mason Capital Management Opportunity Trust, a series of Legg Mason Investment Trust, which was re-filed with the Securities and Exchange Commission (“SEC”) on May 1, 2012 (Accession No. 0001193125-12-200228), to supplement information contained in the prospectus that was filed with the SEC on April 23, 2012 (Accession No. 0001193125-12-176146).